Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Revenues	$ 2,719,840	$ 3,768,598
Operating Expenses
Cost of revenues	82,814	226,166
Salaries and wages	3,562,405	3,698,467
General and administrative	1,907,055	1,356,048
Research and development	377,731	2,500
Depreciation	136,606	105,637
Total Operating Expenses	6,066,611	5,388,818
LOSS FROM OPERATIONS	(3,346,771)	(1,620,220)
Other Income (Expense)
Other income	100,410	58,603
Interest expense	(393,448)	(55,844)
Loss on extinguishment of debt	(38,889)
Gain on change in fair value of derivative liabilities	61,051
Total Other Income (Expense)	(270,876)	2,759
NET LOSS BEFORE INCOME TAXES	(3,617,647)	(1,617,461)
PROVISION FOR INCOME TAXES
NET LOSS	$ (3,617,647)	$ (1,617,461)
LOSS PER COMMON SHARE - BASIC	$ (0.67)	$ (0.36)
LOSS PER COMMON SHARE - DILUTED	$ (0.67)	$ (0.36)
WEIGHTED-AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC	5,391,433	4,500,689
WEIGHTED-AVERAGE NUMBER OF SHARES OUTSTANDING - DILUTED	5,391,433	4,500,689